Note 4 - Equipment - Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Cost	$ 423	$ 419
Accumulated depreciation	359	351
Net book value	64	68
Office Equipment [Member]
Cost	46	46
Accumulated depreciation	39	38
Net book value	7	8
Computer Equipment [Member]
Cost	210	208
Accumulated depreciation	181	177
Net book value	29	31
Field Equipment [Member]
Cost	125	124
Accumulated depreciation	101	99
Net book value	24	25
Building [Member]
Cost	42	41
Accumulated depreciation	38	37
Net book value	$ 4	$ 4